UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (79.0%)
	Bay Area Toll Authority, CA,
$22,100	San Francisco Bay Area Toll Bridge 2007 Ser B-2	0.01%	10/07/15	04/01/47	$22,100,000
61,800	San Francisco Bay Area Toll Bridge 2007 Ser D-2	0.01	10/07/15	04/01/47	61,800,000
30,300	San Francisco Bay Area Toll Bridge 2007 Ser G-1	0.01	10/07/15	04/01/47	30,300,000
	California,
32,900	Ser 2005 A Subser A-1-1	0.01	10/07/15	05/01/40	32,900,000
32,600	Ser 2005 A Subser A-2-1	0.01	10/07/15	05/01/40	32,600,000
24,100	Ser 2005 A Subser A-3	0.01	10/07/15	05/01/40	24,100,000
	California Educational Facilities Authority,
21,000	California Institute of Technology 2006 Ser A	0.01	10/07/15	10/01/36	21,000,000
22,000	California Institute of Technology Ser 1994	0.01	10/07/15	01/01/24	22,000,000
15,000	University of San Francisco Ser 2003	0.01	10/07/15	05/01/33	15,000,000
	California Health Facilities Financing Authority,
12,000	Adventist Health System/West 1991 Ser B	0.01	10/07/15	08/01/21	12,000,000
26,600	Catholic Healthcare West Ser 2005 I	0.01	10/07/15	07/01/35	26,600,000
16,650	Catholic Healthcare West Ser 2011 B	0.01	10/07/15	03/01/47	16,650,000
20,800	Catholic Healthcare West Ser 2011 C	0.01	10/07/15	03/01/47	20,800,000
28,900	Kaiser Permanente Ser 2006 C	0.01	10/07/15	06/01/41	28,900,000
27,250	Scripps Health Ser 2008 D	0.01	10/07/15	10/01/31	27,250,000
15,950	Scripps Health Ser 2010 C	0.01	10/07/15	10/01/40	15,950,000
39,225	Scripps Health Ser 2012 B	0.01	10/07/15	10/01/42	39,225,000
11,110	St. Joseph Health System Ser 2011 A	0.01	10/07/15	07/01/41	11,110,000
	California Housing Finance Agency,
5,555	Home Mortgage 2002 Ser J (AMT)	0.01	10/07/15	02/01/33	5,555,000
8,015	Home Mortgage 2003 Ser M (AMT)	0.01	10/07/15	08/01/34	8,015,000
2,875	Home Mortgage 2005 Ser B (AMT)	0.01	10/07/15	02/01/35	2,875,000
4,750	Home Mortgage 2006 Ser C (AMT)	0.01	10/07/15	02/01/37	4,750,000
5,705	Home Mortgage 2008 Ser D (AMT)	0.01	10/07/15	02/01/43	5,705,000
12,000	California State University, System wide Ser 2005 C Eagle #20130009 (BHAC) (c)	0.03	10/07/15	11/01/35	12,000,000
	California Statewide Communities Development Authority,
12,960	Gas Supply Sacramento Municipal Utility District Ser 2010	0.02	10/07/15	11/01/40	12,960,000
20,000	Kaiser Permanente Ser 2003 D	0.01	10/07/15	05/01/33	20,000,000
9,500	Kaiser Permanente Ser 2004 M	0.01	10/07/15	04/01/38	9,500,000
12,995	SWEEP Loan Program Ser 2007 A	0.01	10/07/15	08/01/35	12,995,000
22,615	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.01	10/07/15	08/01/20	22,615,000
	East Bay Municipal Utility District, CA,
8,000	Water System Sub Refg Ser 2008 A-2	0.01	10/07/15	06/01/38	8,000,000
12,630	Water System Sub Refg Ser 2008 A-3	0.01	10/07/15	06/01/38	12,630,000
22,500	Water System Subser 2012 A Eagle #20130004 Class A (c)	0.03	10/07/15	06/01/37	22,500,000
6,600	Water System Subser 2012 A Eagle #20130010 Class A (c)	0.03	10/07/15	06/01/35	6,600,000
	Eastern Municipal Water District, CA,
24,070	Water & Sewer Ser 2008 C COPs	0.01	10/07/15	07/01/46	24,070,000
37,000	Water & Wastewater Refg Ser 2014 A	0.01	10/07/15	07/01/46	37,000,000
24,000	Emeryville Redevelopment Agency, CA, Bay Street Apartments Ser 2002 A (AMT)	0.03	10/07/15	10/15/36	24,000,000
20,000	Irvine Assessment District No. 04-20, CA, Improvement Bond Act 1915 Ser 2011 A	0.01	10/07/15	09/02/50	20,000,000
18,400	Irvine Assessment District No. 93-14, CA, Improvement Bond Act 1915	0.01	10/07/15	09/02/25	18,400,000

25,000	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.01	10/07/15	07/01/35	25,000,000
37,550	Long Beach, CA, Memorial Health Services Ser 1991	0.01	10/07/15	10/01/16	37,550,000
8,660	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773 (c)	0.02	10/07/15	08/01/33	8,660,000
	Los Angeles Department of Water & Power, CA,
30,300	Power System 2001 Ser B Subser B-2	0.01	10/07/15	07/01/34	30,300,000
12,000	Power System 2001 Ser B Subser B-5	0.01	10/07/15	07/01/34	12,000,000
20,100	Power System 2001 Ser B Subser B-7	0.01	10/07/15	07/01/34	20,100,000
3,800	Water System 2001 Ser B Subser B-3	0.01	10/07/15	07/01/35	3,800,000
	Metropolitan Water District of Southern California, CA,
44,635	Water 2014 Ser D	0.01	10/07/15	07/01/32	44,635,000
20,000	Water 2015 Ser A-1	0.01	10/07/15	07/01/35	20,000,000
1,200	Water 2015 Ser A-2	0.01	10/07/15	07/01/35	1,200,000
11,375	Rancho Water District Financing Authority, CA, Ser 2008 B	0.01	10/07/15	08/15/31	11,375,000
9,000	RBC Municipal Products Trust, Inc., CA, East Bay Municipal Utility District Water System Ser 2010 Floater Certificates Ser O-14 (c)	0.02	10/07/15	09/21/18	9,000,000
56,600	Sacramento Municipal Utility District, CA, Sub Electric Ser 2008 J	0.01	10/07/15	08/15/28	56,600,000
	Sacramento Transportation Authority, CA,
12,000	Measure A Sales Tax Ser 2009 A	0.01	10/07/15	10/01/38	12,000,000
46,000	Measure A Sales Tax Ser 2015 A	0.01	10/07/15	10/01/38	46,000,000
	San Diego County Regional Transportation Commission, CA,
10,000	Sales Tax 2008 Ser A	0.01	10/07/15	04/01/38	10,000,000
22,000	Sales Tax 2008 Ser B	0.01	10/07/15	04/01/38	22,000,000
63,525	Sales Tax 2008 Ser C	0.01	10/07/15	04/01/38	63,525,000
26,560	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.01	10/07/15	05/01/29	26,560,000
7,000	San Francisco Bay Area Rapid Transit District, CA, Ser 2007 B Eagle #20140025 Class A (c)	0.03	10/07/15	08/01/35	7,000,000
48,675	San Francisco City & County Airport Commission, CA, 2009 Second Ser 36-A	0.01	10/07/15	05/01/26	48,675,000
20,000	San Jose, CA, Almaden Lake Village Apartments Ser 1997 A (AMT)	0.03	10/07/15	03/01/32	20,000,000
	Santa Clara Valley Transportation Authority, CA,
33,050	Measure A Sales Tax Ser 2008 A	0.01	10/07/15	04/01/36	33,050,000
35,975	Measure A Sales Tax Ser 2008 B	0.01	10/07/15	04/01/36	35,975,000
5,000	Measure A Sales Tax Ser 2008 D	0.01	10/07/15	04/01/36	5,000,000
2,300	Sales Tax Ser 2008 B	0.01	10/07/15	06/01/26	2,300,000
16,945	Sales Tax Ser 2008 C	0.01	10/07/15	06/01/26	16,945,000
13,760	Tender Option Bond Series Trust, CA, San Diego Public Facilities Financing Authority Water Ser 2009 B Floater Receipts Ser 2015-XF0098 (c)	0.03	10/07/15	02/01/33	13,760,000
	University of California Regents,
21,200	Medical Center Pooled Ser 2013 K	0.01	10/07/15	05/15/47	21,200,000
10,000	Ser 2013 AL-3	0.02	10/07/15	05/15/48	10,000,000
5,000	Ser 2013 AL-4	0.01	10/07/15	05/15/48	5,000,000
48,000	Ser 2013-AL-1	0.01	10/07/15	05/15/48	48,000,000
	Total Weekly Variable Rate Bonds (Cost $1,477,665,000)				1,477,665,000

	Daily Variable Rate Bonds (7.7%)
	California,
6,300	Ser 2004 A-1	0.01	10/01/15	05/01/34	6,300,000
5,000	Ser 2005 B Subser B-7	0.01	10/01/15	05/01/40	5,000,000
	California Infrastructure & Economic Development Bank,
15,925	Pacific Gas & Electric 2009 Ser A	0.01	10/01/15	11/01/26	15,925,000
7,000	Pacific Gas & Electric 2009 Ser B	0.01	10/01/15	11/01/26	7,000,000

9,700	Pacific Gas & Electric 2009 Ser C	0.01	10/01/15	12/01/16	9,700,000
	California Municipal Finance Authority,
3,100	Chevron USA, Inc. Ser 2005	0.01	10/01/15	06/01/25	3,100,000
45,450	Chevron USA, Inc. Ser 2010 A	0.01	10/01/15	11/01/35	45,450,000
	California Pollution Control Financing Authority,
6,200	Pacific Gas & Electric Co. 1996 Ser E	0.01	10/01/15	11/01/26	6,200,000
9,500	Pacific Gas & Electric Co. 1996 Ser F	0.01	10/01/15	11/01/26	9,500,000
5,870	California Statewide Communities Development Authority, Chevron USA, Inc. Ser 2002	0.01	10/01/15	05/15/24	5,870,000
1,200	Irvine Assessment District No. 97-16, CA, Improvement Bond Act 1915	0.01	10/01/15	09/02/22	1,200,000
	Irvine Ranch Water District, CA,
7,200	Cons Ser 1993	0.01	10/01/15	04/01/33	7,200,000
5,930	Cons Ser 2009 B	0.01	10/01/15	10/01/41	5,930,000
7,100	Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-2	0.01	10/01/15	07/01/35	7,100,000
	University of California Regents,
1,765	Medical Center Pooled Ser 2007 B-1	0.01	10/01/15	05/15/32	1,765,000
7,135	Medical Center Pooled Ser 2007 B-2	0.01	10/01/15	05/15/32	7,135,000
	Total Daily Variable Rate Bonds (Cost $144,375,000)				144,375,000

NUMBER OF SHARES (000)
Investment Company (6.4%)
118,800	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $118,800,000)	118,800,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Closed-End Investment Companies (4.8%)
$14,500	Nuveen California AMT-Free Municipal Income Fund, VRDP Ser 4 (c)	0.08%	10/07/15	12/01/40	14,500,000
	Nuveen California Dividend Advantage Municipal Fund,
10,000	VRDP Ser 4 (AMT) (c)	0.10	10/07/15	12/01/42	10,000,000
5,000	VRDP Ser 5 (AMT) (c)	0.09	10/07/15	08/01/40	5,000,000
19,500	VRDP Ser 6 (AMT) (c)	0.09	10/07/15	08/01/40	19,500,000
20,000	Nuveen California Dividend Advantage Municipal Fund 2, VRDP Ser 1-980 (AMT) (c)	0.12	10/07/15	08/03/43	20,000,000
20,000	Nuveen California Dividend Advantage Municipal Fund 3, Ser 1-1600 (AMT)	0.11	10/07/15	09/01/43	20,000,000
	Total Closed-End Investment Companies (Cost $89,000,000)				89,000,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (2.1%)
29,500	Golden Gate Bridge Highway & Transportation District, CA, Ser B	0.01%	0.01%	10/01/15	29,500,000
10,000	San Diego County Water Authority, CA, Ser 5	0.01	0.01	10/01/15	10,000,000
	Total Commercial Paper (Cost $39,500,000)				39,500,000

Total Investments (Cost $1,869,340,000) (e)	100.0%	1,869,340,000
Other Assets in Excess of Liabilities	0.0 (f)	83,809
Net Assets	100.0%	$1,869,423,809

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ROCs	Reset Option Certificates.
SWEEP	Statewide Easy Equipment Program.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2015.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended September 30, 2015, advisory fees paid were reduced by $25,773 relating to the Fund’s investment in the Liquidity Funds.

(e)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.
(f)	Amount is less than 0.05%.
Bond Insurance:
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets California Tax-Free Trust

Summary of Investments • September 30, 2015 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/15	Percentage of Total Investments
Weekly Variable Rate Bonds	79.0%
Daily Variable Rate Bonds	7.7
Investment Company	6.4
Closed-End Investment Companies	4.8
Commercial Paper	2.1
100.0%

Active Assets California Tax-Free Trust

Notes to Portfolio of Investments • September 30, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,477,665,000	$—	$1,477,665,000
Daily Variable Rate Bonds	—	144,375,000	—	144,375,000
Investment Company	118,800,000	—	—	118,800,000
Closed-End Investment Companies	—	89,000,000	—	89,000,000
Commercial Paper	—	39,500,000	—	39,500,000
Total Assets	$118,800,000	$1,750,540,000	$—	$1,869,340,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015